OMB APPROVAL
OMB Number: 3235-0578 Expires: January 31, 2016 Estimated average burden hours per response: 10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22691

The First Western Funds Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45244
(Address of principal executive offices)	(Zip code)

Wade R. Bridge

c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45244
Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	August 31, 2015

Date of reporting period:	May 31, 2015

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.           Schedule of Investments.

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
May 31, 2015 (Unaudited)

U.S. TREASURY OBLIGATIONS - 8.4%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds	8.125%	08/15/19	$700,000	$896,000
U.S. Treasury Notes	1.750%	05/15/23	420,000	413,733
U.S. Treasury Bonds	6.250%	08/15/23	1,150,000	1,526,804
U.S. Treasury Notes	2.250%	11/15/24	500,000	507,071
U.S. Treasury Bonds	5.250%	02/15/29	1,690,000	2,258,526
Total U.S. Treasury Obligations (Cost $5,514,686)				$5,602,134

U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.6%	Coupon	Maturity	Par Value	Value
Federal Farm Credit Bank - 0.5%
Federal Farm Credit Bank	5.150%	11/15/19	$250,000	$289,217

Federal Home Loan Bank - 4.1%
Federal Home Loan Bank	5.375%	05/15/19	675,000	781,110
Federal Home Loan Bank	2.625%	03/11/22	300,000	309,225
Federal Home Loan Bank	2.125%	10/24/22	430,000	421,383
Federal Home Loan Bank	2.250%	12/21/22	550,000	549,229
Federal Home Loan Bank	2.125%	03/10/23	350,000	347,691
Federal Home Loan Bank	2.500%	05/08/24	325,000	315,533
				2,724,171

Total U.S. Government Agency Obligations (Cost $2,966,505)				$3,013,388

MORTGAGE-BACKED SECURITIES - 41.7%	Coupon	Maturity	Par Value	Value
Corporate - 34.0%
ABN AMRO Mortgage Corporation, Series 2003-12-1A (a)	5.000%	12/25/33	$339,457	$352,539
ACE Securities Corporation, Series 2005-SD1-M1 (a)	0.931%	11/25/50	189,479	189,222
American Home Mortgage Investment Trust, Series 2004-4-3A (a)	0.481%	02/25/45	698,683	700,374
Bank of America Funding Corporation, Series 2005-E 4A1 (a)	2.692%	03/20/35	229,563	228,922
Bayview Financial Acquisition Trust, Series 2006-B-1A3 (b)	6.159%	04/28/36	660,760	662,439
BCAP, LLC Trust, 144A, Series 2009-RR2-A1 (a)	2.696%	01/21/38	89,879	90,252
Centex Home Equity Loan Trust, Series 2004-D-AF6 (b)	4.670%	09/25/34	152,185	155,987
Citigroup Mortgage Loan Trust, Inc., 144A, Series 2009-6-6A1(a)	0.423%	07/25/36	49,295	48,504

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 41.7% (Continued)	Coupon	Maturity	Par Value	Value
Corporate - 34.0% (Continued)
Citigroup Mortgage Loan Trust, Inc., 144A, Series 2009-6-11A1 (a)	0.523%	05/25/37	$155,085	$153,096
Countrywide Asset-Backed Certificates, Series 2004-6-2A3 (a)	1.381%	11/25/34	690,590	672,283
Countrywide Home Loans, Inc., Series 2002-25-2A1	5.500%	11/27/17	23,141	23,635
Countrywide Home Loans, Inc., Series 2003-J10-2A1	5.000%	11/25/18	421,722	428,079
Countrywide Home Loans, Inc., Series 2003-J7-1A2	5.250%	08/25/33	104,330	106,423
Countrywide Home Loans, Inc., Series 2003-49-A9 (a)	2.429%	12/19/33	320,391	326,094
Credit Suisse Commercial Mortgage Trust, 144A, Series 2009-8R-5A1 (a)	6.200%	05/26/37	63,273	64,863
Credit Suisse Commercial Mortgage Trust, 144A, Series 2009-2R-2A5 (a)	2.040%	06/26/37	79,344	79,284
Credit Suisse Commercial Mortgage Trust, Series 2007-C1-A3	5.383%	02/15/40	243,955	255,687
CS First Boston Mortgage Securities Company, Series 2002-AR31-4A2 (a)	2.567%	11/25/32	459,952	448,777
CS First Boston Mortgage Securities Company, Series 2003-11-1A31	5.500%	06/25/33	178,741	185,472
DB Master Finance, LLC, 144A, Series 2015-1A-A2I	3.262%	02/20/19	324,188	326,930
FRS, LLC, 144A, Series 2013-1A-A1	1.800%	04/15/43	323,177	320,352
Goldman Sachs Mortgage Securities Trust, 144A, Series 2005-SEA2-A1 (a)	0.531%	01/25/45	302,279	295,821
GSAA Home Equity Trust, Series 2004-11-2A1 (a)	0.844%	12/25/34	581,508	569,943
HarborView Mortgage Loan Trust, Series 2003-1-A (a)	2.502%	05/19/33	329,239	326,535
Impac CMB Trust, Series 2004-10-4A2 (a)	1.121%	03/25/35	385,062	365,570
Impac CMB Trust, Series 2005-4-2A1 (a)	0.481%	05/25/35	114,817	112,773
Impac CMB Trust, Series 2007-A-A (a)	0.431%	05/25/37	979,186	940,260
Impac Secured Assets Corporation, Series 2003-3-A1 (a)	5.045%	08/25/33	145,150	151,966
JPMorgan Mortgage Trust, Series 2004-A1-4A1 (a)	1.990%	02/25/34	674,291	665,474
JPMorgan Mortgage Trust, Series 2004-A3-SF3 (a)	2.094%	06/25/34	291,050	288,001

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 41.7% (Continued)	Coupon	Maturity	Par Value	Value
Corporate - 34.0% (Continued)
JPMorgan Mortgage Trust, Series 2013-3-A3 (a)	3.470%	07/25/43	$384,130	$388,541
JPMorgan Re-REMIC, 144A, Series 2009-9-A1 (a)	6.000%	09/26/36	362,531	377,083
Master Adjustable Rate Mortgages Trust, Series 2003-3-2A1 (a)	3.110%	09/25/33	435,585	436,680
Master Asset Securitization Trust, Series 2003-5-1A1	5.500%	06/25/33	10,657	10,785
Master Asset Securitization Trust, Series 2003-8-1A1	5.500%	09/25/33	44,408	45,691
Master Asset Securitization Trust, Series 2004-1-3A7	5.250%	01/25/34	344,351	361,185
Mellon Residential Funding Corporation, Series 2000-TBC2-A1 (a)	0.661%	06/15/30	361,970	343,484
Merrill Lynch Mortgage Investors Trust, Series 2004-A3-1A (a)	2.920%	05/25/34	433,824	434,703
Merrill Lynch Mortgage Investors Trust, Series 2005-A1-1A (a)	2.770%	12/25/34	897,412	889,833
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR-1A2 (a)	0.451%	11/25/35	108,412	107,786
Nationstar Mortgage Loan Trust, 144A, Series 2013-A-A (a)	3.750%	12/25/52	341,723	348,965
New Century Home Equity Loan Trust, Series 2005-A-A4W (a)	5.034%	08/25/35	629,892	653,752
New York Mortgage Trust, Series 2005-3-A1 (a)	0.421%	02/25/36	530,666	489,946
Opteum Mortgage Acceptance Corporation, Series 2005-5-2AD2 (a)	5.850%	12/25/35	550,000	561,851
RBS Commercial Funding Trust, 144A, Series 2010-RR3-MSCA (a)	6.103%	06/16/49	371,562	387,581
Residential Asset Securitization Trust, Series 2003-A4-A3 (a)	0.581%	05/25/33	227,938	226,852
Residential Funding Mortgage Security I, Inc., Series 2004-S4-2A6	4.500%	04/25/19	226,982	229,116
Residential Funding Mortgage Security I, Inc., Series 2003-S12-3A1 (a)	3.750%	12/25/32	276,430	279,913
Securitized Asset Backed Receivables, LLC Trust, 144A, Series 2004-DO1-A1 (a)	0.741%	07/25/34	504,987	500,046
Sequoia Mortgage Trust, Series 2004-6-A2 (a)	0.740%	07/20/34	756,728	708,245
Sequoia Mortgage Trust, Series 2012-3 A2	3.000%	07/25/42	407,192	404,599
Sequoia Mortgage Trust, Series 2012-4-A2 (a)	2.999%	09/25/42	337,957	333,798

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 41.7% (Continued)	Coupon	Maturity	Par Value	Value
Corporate - 34.0% (Continued)
Silverleaf Finance, LLC, 144A, Series 2012-D-A	3.000%	03/17/25	$137,885	$139,413
Structured Asset Investment Loan Trust, Series 2003-BC9-3A2 (a)	1.141%	08/25/33	430,366	424,256
Structured Asset Mortgage Investments, Inc., Series 2003-AR4-A1 (a)	0.880%	01/19/34	143,956	139,389
Structured Asset Mortgage Investments, Inc., Series 2004-AR4-1A1 (a)	0.880%	12/19/34	553,716	548,433
Structured Asset Mortgage Investments II Trust, Series 2004-AR6-A1A (a)	0.880%	02/19/35	829,762	777,104
Structured Asset Securities Corporation, Series 1998-11-2B1 (a)	2.937%	01/26/32	96,094	91,534
Structured Asset Securities Corporation, Series 1998-11-2B2 (a)	2.937%	01/26/32	80,068	75,021
Structured Asset Securities Corporation, Series 2003-9A-2A1 (a)	2.352%	03/25/33	434,640	432,535
Structured Asset Securities Corporation, Series 2003-29-5A2 (a)	5.250%	09/25/33	316,670	325,830
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-S3-3A1	5.500%	05/25/33	281,724	297,988
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR7-A7 (a)	2.298%	08/25/33	217,452	217,910
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A (a)	2.380%	08/25/33	693,861	712,152
Wa-Mu Mortgage Pass-Through Certificates, Series 2002-AR2-A (a)	1.950%	02/20/34	94,942	92,501
Wells Fargo Mortgage-Backed Securities, Series 2003-G-A1 (a)	2.490%	06/01/33	11,565	11,662
Wells Fargo Mortgage-Backed Securities, Series 2003-J-2A7 (a)	2.506%	10/01/33	248,563	249,828
				22,591,548
Federal Home Loan Bank - 0.0% (c)
FHLB, Series SK-2015-1	5.140%	08/18/15	13,127	13,239

Federal Home Loan Mortgage Corporation - 4.3%
FHLMC, Series 2882-UJ	4.500%	08/15/19	14,864	14,938
FHLMC, Series 2999-ND	4.500%	07/15/20	89,051	93,551
FHLMC, Series 2515-UP	5.500%	10/15/22	166,916	182,014
FHLMC, Series 2574-JN	4.500%	12/15/22	4,099	4,121
FHLMC, Series 2690-TV	4.500%	11/15/25	156,586	164,910
FHLMC, Series 3827-HA	3.500%	11/15/25	202,921	215,390
FHLMC, Series 4011-ML	3.000%	03/15/27	500,000	505,292
FHLMC, Series 2700-PG	4.500%	05/15/32	44,430	45,158
FHLMC, Series 2760-PD	5.000%	12/15/32	2,117	2,118

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 41.7% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 4.3% (Continued)
FHLMC, Series 2569-LD	5.500%	02/15/33	$238,483	$264,491
FHLMC, Series 3793-UA	4.000%	06/15/33	168,875	180,296
FHLMC, Series 2869-BG	5.000%	07/15/33	7,777	7,798
FHLMC, Series 2874-LD	5.000%	08/15/33	20,174	20,285
FHLMC, Series 2785-GD	4.500%	10/15/33	19,573	20,102
FHLMC, Series 3037-ND	5.000%	01/15/34	35,392	35,531
FHLMC, Series 3017-MK	5.000%	12/15/34	25,049	26,217
FHLMC, Series 4011-NP	3.000%	07/15/39	151,922	153,096
FHLMC, Series 3843-JA	4.000%	04/15/40	205,363	217,764
FHLMC, Series 4017-MA	3.000%	03/15/41	185,553	189,024
FHLMC, Series 4077-AP	4.000%	01/15/42	473,090	500,026
				2,842,122
Federal National Mortgage Association - 2.4%
FNMA, Series 2003-89-LC	4.500%	09/25/18	56,385	58,876
FNMA, Series 2003-83-PG	5.000%	06/25/23	40,933	43,244
FNMA, Series 2005-80-BA	5.000%	04/25/29	81,338	89,493
FNMA, Series 2009-96-DB	4.000%	11/25/29	650,902	699,258
FNMA, Series 2004-8-GD	4.500%	10/25/32	25,586	25,973
FNMA, Series 2005-1-HE	5.000%	09/25/33	24,265	24,446
FNMA, Series 2005-86-WD	5.000%	03/25/34	28,377	28,653
FNMA, Pool #MA0584	4.500%	10/25/40	111,147	117,360
FNMA, Series 2014-80-KA	2.000%	03/25/44	402,297	407,921
FNMA, Series 2011-100QM	4.000%	10/25/50	80,452	82,771
				1,577,995
Government National Mortgage Association - 0.7%
GNMA, Series 2011-32-QA	4.500%	02/16/38	21,823	22,091
GNMA, Series 2009-104-KA	4.500%	08/16/39	121,511	131,359
GNMA, Series 2011-159-EA	4.000%	10/20/40	59,995	63,258
GNMA, Series 2011-138-PX	4.000%	06/20/41	209,223	218,721
				435,429
Small Business Administration - 0.3%
SBA, Series 2009-20A-1	5.720%	01/01/29	201,019	227,636

Total Mortgage-Backed Securities (Cost $27,568,193)				$27,687,969

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 2.6%	Coupon	Maturity	Par Value	Value
Califonia State Housing Finance Agency	3.650%	08/01/25	$620,000	$624,464
Florida State Department of Environmental Protection, Series B, Preservation Revenue	6.026%	07/01/21	350,000	396,840
Illinois State, General Obligation	5.877%	03/01/19	400,000	434,200
Irvine, California, Unified School District, Special Tax, Revenue	5.395%	09/01/17	155,000	164,170
San Francisco City & County Redevelopment Agency	2.120%	08/01/18	125,000	125,273
Total Municipal Bonds (Cost $1,697,543)				$1,744,947

ASSET-BACKED SECURITIES - 3.2%	Coupon	Maturity	Par Value	Value
Applebees/IHOP Funding, LLC, 144A, Series 2014-1-A2	4.277%	09/05/44	$625,000	$644,476
Bear Stearns ALT-A Trust, Series 2003-6-2A1 (a)	2.557%	01/25/34	764,175	759,388
Bear Stearns ALT-A Trust, Series 2004-11-1A1 (a)	0.861%	11/25/34	391,890	383,471
Goldman Sachs Alternative Mortgage Products Trust, Series 2004-OPT-A4 (a)	1.081%	11/25/34	281,499	271,972
Vanderbilt Mortgage Finance Company, Series 2002-B-A4	5.840%	02/01/26	40,160	40,523
Total Asset-Backed Securities (Cost $2,091,768)				$2,099,830

CORPORATE BONDS - 37.4%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 2.3%
AutoNation, Inc.	5.500%	02/01/20	$500,000	$547,500
CDK Global, Inc., 144A	3.300%	10/15/19	250,000	252,799
Lions Gate Entertainment Corporation	5.250%	08/01/18	325,000	336,375
QVC, Inc.	5.125%	07/02/22	350,000	367,197
				1,503,871
Energy - 2.1%
El Paso, LLC	6.500%	09/15/20	143,000	165,543
Kinder Morgan Energy Partners, L.P.	4.250%	09/01/24	500,000	502,155
Markwest Energy Partners, L.P.	6.500%	08/15/21	470,000	504,075
Tesoro Corporation	4.250%	10/01/17	234,000	242,190
				1,413,963
Financials - 14.5%
Air Lease Corporation	4.250%	09/15/24	570,000	577,125
Ally Financial, Inc.	3.500%	01/27/19	300,000	297,750
Ares Capital Corporation	4.875%	11/30/18	700,000	741,483
Aspen Insurance Holdings, Ltd.	4.650%	11/15/23	510,000	530,156
Bank of America Corporation	4.250%	10/22/26	550,000	553,600

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 37.4% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 14.5% (Continued)
Drawbridge Special Opportunities Fund, L.P., 144A	5.000%	08/01/21	$600,000	$600,000
Fairfax Financial Holdings, Ltd., 144A	4.875%	08/13/24	525,000	517,446
Fidelity National Information Services, Inc.	3.875%	06/05/24	550,000	559,560
First American Financial Corporation	4.600%	11/15/24	350,000	361,323
Icahn Enterprises Holdings, L.P.	4.875%	03/15/19	525,000	541,406
International Lease Finance Corporation, 144A	7.125%	09/01/18	440,000	495,000
JPMorgan Chase & Company	3.125%	01/23/25	525,000	514,401
Lender Processing Services, Inc.	5.750%	04/15/23	360,000	381,600
Morgan Stanley	5.500%	07/24/20	550,000	625,453
Quicken Loans, Inc., 144A	5.750%	05/01/25	550,000	550,687
RLI Corporation	4.875%	09/15/23	225,000	237,188
SVB Financial Group	3.500%	01/29/25	500,000	489,865
W. P. Carey, Inc.	4.600%	04/01/24	500,000	513,486
Webster Financial Corporation	4.375%	02/15/24	535,000	543,757
				9,631,286
Health Care - 1.4%
Actavis Fundings SCS	3.450%	03/15/22	500,000	504,352
HCA, Inc.	4.250%	10/15/19	450,000	467,055
				971,407
Industrials – 3.7%
AA Aircraft, 144A, Series 2013-1L	3.596%	11/01/17	390,437	398,246
Air Canada, 144A, Series 2013-1B	5.375%	11/15/22	309,667	322,440
American Airlines Group Pass-Through Trust, 144A, Series 2011-1	7.000%	01/31/18	416,844	448,108
Continental Airlines, Inc., Series 1998-1	6.748%	03/15/17	228,925	243,072
Continental Airlines, Inc., Series 1999-1	6.545%	02/02/19	318,694	345,783
Continental Airlines, Inc., Series 2000-2	7.707%	04/02/21	343,610	380,755
US Airways, Inc., Class A Pass-Through Certificates, Series 2012-2	4.625%	06/03/25	303,404	321,608
				2,460,012
Information Technology - 1.4%
Activision Blizzard, Inc., 144A	6.125%	09/15/23	350,000	385,875
Baidu, Inc.	3.250%	08/06/18	550,000	569,141
				955,016
Materials - 2.9%
Harsco Corporation	5.750%	05/15/18	400,000	415,000
Rockwood Specialties Group, Inc.	4.625%	10/15/20	581,000	606,419
Smurfit Kappa Acquisitions, 144A	4.875%	09/15/18	300,000	316,500
Westlake Chemical Corporation	3.600%	07/15/22	550,000	553,833
				1,891,752

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 37.4% (Continued)	Coupon	Maturity	Par Value	Value
Real Estate - 5.0%
American Campus Communities Operating Partnership, L.P.	3.750%	04/15/23	$495,000	$498,536
American Tower Trust I, 144A	3.070%	03/15/23	500,000	498,469
AvalonBay Communities, Inc.	3.500%	11/15/24	530,000	537,023
Essex Portfolio, L.P.	3.875%	05/01/24	500,000	517,246
Healthcare Trust of America	3.700%	04/15/23	500,000	496,887
Sabra Capital Corporation	5.500%	02/01/21	350,000	367,500
Wea Finance, LLC, 144A	2.700%	09/17/19	400,000	404,782
				3,320,443
Telecommunication Services - 4.1%
AT&T, Inc.	3.000%	06/30/22	245,000	241,226
Crown Castle Towers, LLC, 144A	4.883%	08/15/20	690,000	754,299
GTP Cellular Sites, LLC, 144A	3.721%	03/15/17	533,089	540,357
SBA Tower Trust, 144A	3.598%	04/15/18	500,000	499,556
Starz, LLC	5.000%	09/15/19	370,000	381,100
Tencent Holdings, Ltd., 144A	3.800%	02/11/25	300,000	301,397
				2,717,935

Total Corporate Bonds (Cost $24,541,945)				$24,865,685

MONEY MARKET FUNDS - 1.4%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.02% (d) (Cost $927,106)	927,106	$927,106

Total Investments at Value - 99.3% (Cost $65,307,746)		$65,941,059

Other Assets in Excess of Liabilities - 0.7%		484,120

Net Assets - 100.0%		$66,425,179

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933.  This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	Variable rate security. The rate shown is the effective interest rate as of May 31, 2015.
(b)	Step coupon.
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of May 31, 2015.

See accompanying notes to Schedules of Investments.

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS
May 31, 2015 (Unaudited)

MORTGAGE-BACKED SECURITIES - 45.0%	Coupon	Maturity	Par Value	Value
Corporate - 38.3%
ACE Securities Corporation, Series 2003-NC1-A2A (a)	1.021%	07/25/33	$234,621	$227,697
ACE Securities Corporation, Series 2005-SD1-M1 (a)	0.931%	11/25/50	151,583	151,378
Adjustable Rate Mortgage Trust, Series 2005-3-8A2 (a)	0.421%	07/25/35	811,971	788,235
American General Mortgage Loan Trust, 144A, Series 2010-1A-A2 (a)	5.649%	03/25/58	59,304	59,355
American Home Mortgage Investment Trust, Series 2004-3 6A1	4.820%	10/25/34	676,344	698,736
American Home Mortgage Investment Trust, Series 2005-1-5A1 (a)	2.378%	06/25/45	331,638	327,276
Bank of America Funding Corporation, Series 2005-E 4A1 (a)	2.692%	03/20/35	425,574	424,385
Bank of America Funding Corporation, Series 2009-R6-3A1 (a)	1.994%	01/26/37	68,666	68,542
Bank of America Mortgage Securities, Inc., Series 2004-1-2A1 (a)	5.500%	02/25/34	408,721	416,690
Bayview Financial Acquisition Trust, Series 2006-B-1A3 (b)	6.159%	04/28/36	220,253	220,813
BCAP, LLC Trust, 144A, Series 2009-RR2-A1 (a)	2.696%	01/21/38	197,734	198,555
BCRR Trust, 144A, Series 2009-1-2A1 (a)	5.857%	07/17/40	177,547	182,746
Bear Stearns Asset-Backed Securities Trust, Series 2004-B01-M2 (a)	0.931%	10/25/34	85,000	85,228
Centex Home Equity Loan Trust, Series 2004-D-AF6 (b)	4.670%	09/25/34	68,483	70,194
CIT Group Home Equity Loan Trust, Series 2003-1-A4 (b)	3.930%	03/20/32	290,246	294,933
Citigroup Mortgage Loan Trust, Inc., 144A, Series 2009-6-12A1 (a)	2.647%	07/25/36	69,526	69,749
Citigroup Mortgage Loan Trust, Inc., 144A, Series 2009-6-4A1 (a)	2.731%	04/25/37	185,552	186,404
Citigroup Mortgage Loan Trust, Inc., 144A, Series 2009-6-11A1 (a)	0.523%	05/25/37	103,390	102,064
Countrywide Asset-Backed Certificates, Series 2004-6-2A3 (a)	1.381%	11/25/34	440,366	428,693
Countrywide Home Loans, Inc., Series 2003-15-2A1	5.000%	06/25/18	106,109	106,121
Countrywide Home Loans, Inc., Series 2004-J7	5.000%	09/25/19	453,267	467,195

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 45.0% (Continued)	Coupon	Maturity	Par Value	Value
Corporate - 38.3% (Continued)
Countrywide Home Loans, Inc., Series 2003-J6-1A1	5.500%	08/25/33	$73,064	$76,415
Credit Suisse Commercial Mortgage Trust, 144A, Series 2009-8R-5A1 (a)	6.200%	05/26/37	188,238	192,967
Credit Suisse Commercial Mortgage Trust, 144A, Series 2009-2R-2A5 (a)	2.040%	06/26/37	65,729	65,679
Credit Suisse Commercial Mortgage Trust, Series 2007-C1-A3	5.383%	02/15/40	243,955	255,687
Credit Suisse Commercial Mortgage Trust, Series 2007-C5-A4	5.695%	09/15/40	400,000	427,006
Credit Suisse First Boston Mortgage Securitization, Series 2004-6-2A1	4.750%	09/25/19	1,247,790	1,281,656
Credit Suisse First Boston Mortgage Securitization, Series 2004-AR8-2A1 (a)	2.472%	09/25/34	765,769	760,713
Credit Suisse First Boston Mortgage Securitization, Series 2005-6-1A2 (a)	0.451%	07/25/35	104,127	101,241
Credit Suisse First Boston Securities Corporation Mortgage Trust, 144A, Series 2009-3R-25A1 (a)	2.710%	07/27/36	222,795	226,063
Credit Suisse Mortgage Trust, 144A, Series 2010-16-A4 (a)	3.812%	06/25/50	650,000	658,501
Credit-Based Asset Servicing and Securitization, LLC, Series 2005-CB5-AV2 (a)	0.441%	08/25/35	21,477	21,450
DB Master Finance, LLC, Series 2015-1A-A2I	3.262%	02/20/19	623,438	628,712
First Horizon Mortgage Pass-Through Trust, Series 2003-AR3-3A1 (a)	2.565%	09/25/33	664,932	669,268
FRS, LLC, 144A, Series 2013-1A-A1	1.800%	04/15/43	129,271	128,141
Goldman Sachs Mortgage Loan Trust, Series 2003-13-1A1 (a)	2.580%	10/25/33	218,449	220,327
Goldman Sachs Mortgage Loan Trust, Series 2004-10F-7A1 (a)	5.500%	09/25/34	182,019	189,325
Goldman Sachs Mortgage Loan Trust, Series 2005-5F-8A2 (a)	0.681%	06/25/35	339,658	332,769
Goldman Sachs Mortgage Securities Trust, Series 2005-SEA2-A1 (a)	0.531%	01/25/45	242,206	237,032
GSAA Home Equity Trust, Series 2004-11-2A1 (a)	0.844%	12/25/34	1,269,798	1,244,544
Harborview Mortgage Loan Trust, Series 2004-4-2A (a)	0.740%	06/19/34	174,954	162,523
Home Loan Servicing Solutions Ltd., 144A, Series 2012-T2-D2	4.940%	10/15/45	200,000	200,020

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 45.0% (Continued)	Coupon	Maturity	Par Value	Value
Corporate - 38.3% (Continued)
Home Loan Servicing Solutions Ltd., 144A, Series 2013-T3-C3	2.388%	05/15/46	$150,000	$147,636
Impac CMB Trust, Series 2007-A-A (a)	0.431%	05/25/37	602,576	578,622
Jefferies & Company, 144A, Series 2009-R9-1A1 (a)	2.242%	08/26/46	125,760	127,355
JPMorgan Mortgage Trust, Series 2003-A1-4A5 (a)	1.992%	10/25/33	328,978	324,416
JPMorgan Re-REMIC, 144A, Series 2009-9-A1 (a)	6.000%	09/26/36	90,633	94,271
JPMorgan Re-REMIC, 144A, Series 2009-7-8A1 (a)	2.945%	01/27/47	72,391	72,731
MASTR Asset Securitization Trust, Series 2003-8-2A1	4.500%	09/25/18	294,989	293,542
MASTR Asset Securitization Trust, Series 2004-8-3A1	5.250%	08/25/19	512,509	529,230
MASTR Asset Securitization Trust, Series 2003-12-1A1	5.250%	12/25/24	300,438	313,808
MASTR Specialized Loan Trust, 144A, Series 2005-3-A1 (a)	0.541%	11/25/35	178,487	170,124
Mellon Residential Funding Corporation, Series 2000-TBC2-A1 (a)	0.661%	06/15/30	217,182	206,091
Merrill Lynch Credit Corporation Mortgage Investors, Inc., Series 2003-B-A1 (a)	0.861%	04/25/28	223,544	216,321
Morgan Stanley Capital, Inc., Series 2004-SD2-A (a)	1.081%	04/25/34	112,116	111,111
Morgan Stanley Capital, Inc., Series 2005-HE2-A1MZ (a)	0.701%	01/25/35	344,981	338,616
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR-1A2 (a)	0.451%	11/25/35	108,503	107,877
New Century Home Equity Loan Trust, Series 2005-A-A4W (a)	5.034%	08/25/35	314,946	326,876
Orange Lake Timeshare Trust, 144A, Series 2012-AA-A (a)	3.450%	03/10/27	99,030	101,908
Park Place Securities, Inc., Series 2005-WHQ1-M2 (a)	0.681%	03/25/35	73,704	73,131
Provident Funding Mortgage Loan Trust, Series 2003-1-A (a)	2.518%	08/25/33	782,400	807,058
Provident Funding Mortgage Loan Trust, Series 2005-1-2A1 (a)	2.476%	05/25/35	531,236	536,361
RBS Commercial Funding Trust, 144A, Series 2010-RR3-MSCA (a)	6.103%	06/16/49	278,672	290,686
RBSSP Resecuritization Trust, 144A, Series 2010-3-4A1 (a)	2.788%	12/26/35	660,405	660,799

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 45.0% (Continued)	Coupon	Maturity	Par Value	Value
Corporate - 38.3% (Continued)
RBSSP Resecuritization Trust, 144A, Series 2009-2-2A1 (a)	5.500%	05/26/36	$177,122	$181,315
Residential Asset Mortgage Products, Inc., Series 2004-RS12-AI6	4.547%	12/25/34	55,221	55,833
Residential Asset Mortgage Products, Inc., Series 2005-SP3-A3 (a)	0.571%	12/25/35	54,874	54,333
Residential Asset Securities Corporation, Series 2003-KS10-AI6	4.540%	12/25/33	66,967	68,854
Residential Funding Mortgage Security I, Inc., Series 2003-S12-3A1	3.750%	12/25/32	322,983	327,053
Residential Funding Mortgage Security I, Inc., Series 2004-S2-A9	5.500%	03/25/34	252,039	257,866
Security National Mortgage Loan Trust, 144A, Series 2006-3A-A1 (a)	0.464%	01/25/37	85,627	85,345
Sequoia Mortgage Trust, Series 2010-H1-A1 (a)	1.991%	02/25/40	43,653	43,277
Sequoia Mortgage Trust, Series 2012-4-A2 (a)	2.999%	09/25/42	314,378	310,510
Silverleaf Finance, LLC, 144A, Series 2012-D-A	3.000%	03/17/25	33,093	33,459
Soundview Home Equity Loan Trust, Series 2003-2-A2 (a)	1.481%	11/25/33	125,121	123,856
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12-3A3 (a)	2.431%	09/25/34	382,901	381,335
Structured Asset Investment Loan Trust, Series 2003-BC9-3A2 (a)	1.141%	08/25/33	645,550	636,385
Structured Asset Investment Loan Trust, Series 2003-BC9-3A3 (a)	0.881%	08/25/33	233,115	228,727
Structured Asset Securities Corporation, Series 2003-29-5A2	5.250%	09/25/33	580,806	597,606
Structured Asset Securities Corporation, Series 2003-34A-3A4 (a)	2.861%	11/25/33	684,629	673,329
Structured Asset Securities Corporation, Series 2004-GEL3-A (a)	0.661%	08/25/34	206,628	203,682
Truman Capital Mortgage Loan Trust, 144A, Series 2005-1-A (a)	0.614%	03/25/37	232,062	226,692
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR7-A7 (a)	2.298%	08/25/33	397,454	398,291
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A (a)	2.380%	08/25/33	255,633	262,372
Wa-Mu Mortgage Pass-Through Certificates, Series 2002-AR2-A (a)	1.950%	02/27/34	99,939	97,369

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 45.0% (Continued)	Coupon	Maturity	Par Value	Value
Corporate - 38.3% (Continued)
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-MS3-2A1	5.250%	03/25/18	$259,173	$260,723
Wells Fargo Mortgage Backed Securities, Series 2005-2-2A1	4.750%	04/25/20	363,722	373,515
Wells Fargo Mortgage Backed Securities, Series 2003-0-5A1 (a)	2.490%	01/25/34	797,383	791,812
Wells Fargo Mortgage Backed Securities, Series 2004-K-2A12 (a)	2.615%	07/25/34	117,206	117,867
Wells Fargo Mortgage Backed Securities, Series 2005-AR10-2A2 (a)	2.629%	06/25/35	175,008	177,860
				27,052,864
Federal Home Loan Mortgage Corporation - 2.8%
FHLMC, Series 3861-A	4.500%	01/15/29	114,234	117,383
FHLMC, Series 3837-JA	4.000%	05/15/38	12,689	13,390
FHLMC, Series 4312-GA	2.500%	12/15/41	569,352	573,232
FHLMC, Series 4183-PA	3.500%	01/15/43	1,186,694	1,260,986
				1,964,991
Federal National Mortgage Association - 3.2%
FNMA, Series 2004-9-DH	4.000%	06/25/33	168,191	175,950
FNMA, Series 2011-15-W(a)	3.504%	06/25/39	343,100	358,801
FNMA, Series 2012-102-PA	4.500%	03/25/41	703,437	750,967
FNMA, Series 2014-80-KA	2.000%	03/25/44	946,582	959,813
				2,245,531
Government National Mortgage Association - 0.4%
GNMA, Series 2009-100-PL	5.000%	04/20/37	151,321	156,625
GNMA, Series 2011-159-EA	4.000%	10/20/40	149,988	158,144
				314,769
Small Business Administration - 0.3%
SBA, Series 2002-20K(a)	5.080%	11/01/22	209,837	225,786

Total Mortgage-Backed Securities (Cost $31,721,139)				$31,803,941

MUNICIPAL BONDS - 2.2%	Coupon	Maturity	Par Value	Value
Illinois State General Obligation	5.163%	02/01/18	$465,000	$488,659
San Francisco City & County Redevelopment Agency	2.120%	08/01/18	625,000	626,362
Walnut Valley Unified School District, General Obligation	2.000%	08/01/18	430,000	431,441
Total Municipal Bonds (Cost $1,552,506)				$1,546,462

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 0.2%	Coupon	Maturity	Par Value	Value
Bear Stearns ALT-A Trust, Series 2004-11-1A1 (a)	0.861%	11/25/34	$73,479	$71,901
Goldman Sachs Alternative Mortgage Products Trust, Series 2004-OPT-A4 (a)	1.081%	11/25/34	102,198	98,739
Total Asset-Backed Securities (Cost $172,061)				$170,640

CORPORATE BONDS - 49.9%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 7.5%
AutoNation, Inc.	6.750%	04/15/18	$557,000	$625,155
Brinker International, Inc.	2.600%	05/15/18	350,000	351,123
Darden Restaurants, Inc.	6.450%	10/15/17	300,000	330,127
Expedia, Inc.	7.456%	08/15/18	500,000	575,014
Hyatt Hotels Corporation, 144A	6.875%	08/15/19	590,000	686,078
IAC/InterActiveCorp	4.875%	11/30/18	400,000	414,000
Lions Gate Entertainment Corporation	5.250%	08/01/18	250,000	258,750
McGraw-Hill Companies, Inc. (The)	5.900%	11/15/17	600,000	657,589
MGM Resorts International	10.000%	11/01/16	250,000	275,000
Tencent Holdings, Ltd., 144A	3.375%	03/05/18	600,000	621,049
Toll Brothers Finance Corporation	8.910%	10/15/17	450,000	515,160
				5,309,045
Consumer Staples - 1.0%
Kroger Company (The)	7.000%	05/01/18	250,000	283,383
Kroger Company (The)	6.800%	12/15/18	381,000	444,901
				728,284
Energy - 2.2%
Kinder Morgan, Inc.	7.250%	06/01/18	450,000	508,906
Spectra Energy Capital, LLC	6.200%	04/15/18	715,000	793,739
Tesoro Corporation	4.250%	10/01/17	250,000	258,750
				1,561,395
Financials - 11.3%
Air Lease Corporation	5.625%	04/01/17	500,000	533,750
Apollo Investment Corporation, CV	5.750%	01/15/16	680,000	690,200
Ares Capital Corporation	4.875%	11/30/18	630,000	667,334
Aviation Capital Group Corporation, 144A	4.625%	01/31/18	600,000	625,794
Bank of America Corporation	1.950%	05/12/18	200,000	200,786
Bank One Corporation	8.530%	03/01/19	450,000	542,464
CNA Financial Corporation	6.950%	01/15/18	565,000	632,599
Fairfax Financial Holdings, Ltd.	7.375%	04/15/18	550,000	617,417
Fidelity National Financial, Inc.	6.600%	05/15/17	563,000	612,301
GATX Financial Corporation	2.375%	07/30/18	190,000	192,506
Goldman Sachs Group, Inc.	6.150%	04/01/18	525,000	585,945
Icahn Enterprises, L.P.	3.500%	03/15/17	450,000	455,063
International Lease Finance Corporation, 144A	6.750%	09/01/16	300,000	317,250

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 49.9% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 11.3% (Continued)
Oaktree Capital Management, L.P., 144A	6.750%	12/02/19	$350,000	$410,745
Sirius International Insurance Group, Ltd., 144A	6.375%	03/20/17	725,000	780,183
Westpac Banking Corporation, 144A	5.300%	10/15/15	115,000	116,939
				7,981,276
Health Care - 3.3%
Actavis Funding SCS	2.350%	03/12/18	600,000	605,924
Capella Healthcare, Inc.	9.250%	07/01/17	300,000	308,250
HCA, Inc.	4.250%	10/15/19	275,000	285,423
Humana, Inc.	7.200%	06/15/18	443,000	510,721
McLaren Health Care Corporation	1.964%	05/15/18	600,000	603,878
				2,314,196
Industrials – 7.2%
AA Aircraft, Series 2013-1L	3.596%	11/01/17	185,922	189,641
America West Airlines, Inc., Series 2000-01	8.057%	07/02/20	40,987	46,931
American Airlines Group Pass-Through Trust, 144A, Series 2011-1	7.000%	01/31/18	353,258	379,752
Continental Airlines, Inc., Series 2001-1	7.373%	12/15/15	528,525	539,412
Continental Airlines, Inc., Series 2009-1	9.000%	07/08/16	110,785	118,817
Continental Airlines, Inc., Series 1998-1	6.748%	03/15/17	515,081	546,913
Continental Airlines, Inc., Series 1998-1	6.648%	09/15/17	69,846	72,417
Continental Airlines, Inc., Series 1998-3	6.820%	05/01/18	64,932	69,315
Continental Airlines, Inc., Series 2000-1	8.048%	11/01/20	57,397	64,715
Continental Airlines, Inc., Series 2000-2	7.707%	04/02/21	71,092	78,777
Continental Airlines, Inc., Series 2001-1	6.703%	06/15/21	572,577	612,657
Delta Air Lines, Inc., Series 2009-1A	7.750%	12/17/19	158,063	181,377
Domtar Corporation	10.750%	06/01/17	425,000	496,867
General Motors Financial Company, Inc.	3.250%	05/15/18	525,000	537,601
Masco Corporation	6.125%	10/03/16	500,000	531,250
US Airways, Inc., Series 2001-1G	7.076%	03/20/21	181,355	199,490
Weyerhaeuser Company	6.950%	08/01/17	413,000	456,923
				5,122,855
Information Technology - 2.1%
Baidu, Inc.	3.250%	08/06/18	550,000	569,141
Dell, Inc.	5.650%	04/15/18	350,000	371,000
KLA-Tencor Corporation	2.375%	11/01/17	500,000	506,417
				1,446,558
Materials – 3.5%
Ardagh Packaging Finance plc, 144A (a)	3.270%	12/15/19	260,000	255,775
Cytec Industries, Inc.	8.950%	07/01/17	157,000	177,107
Glencore Funding, LLC, 144A	2.125%	04/16/18	500,000	498,929
Harsco Corporation	5.750%	05/15/18	400,000	415,000

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 49.9% (Continued)	Coupon	Maturity	Par Value	Value
Materials – 3.5% (Continued)
Packaging Corporation of America	6.500%	03/15/18	$500,000	$558,977
Smurfit Kappa Acquisitions, 144A	4.875%	09/15/18	325,000	342,875
U.S. Concrete, Inc.	8.500%	12/01/18	220,000	233,200
				2,481,863
Real Estate – 4.4%
First Industrial, L.P.	5.950%	05/15/17	430,000	463,624
Hospitality Properties Trust	5.625%	03/15/17	525,000	557,036
Liberty Property, L.P.	6.625%	10/01/17	646,000	715,117
National Retail Properties, Inc.	6.875%	10/15/17	293,000	325,981
PPF Funding, Inc., 144A	5.700%	04/15/17	234,000	247,400
Simon Property Group, L.P.	10.350%	04/01/19	600,000	770,014
				3,079,172
Telecommunication Services – 6.1%
American Tower Corporation	3.400%	02/15/19	525,000	541,977
CBS Corporation	4.625%	05/15/18	600,000	646,827
Cox Communications, Inc., 144A	6.250%	06/01/18	500,000	564,459
Grupo Televisa, S.A.B.	6.000%	05/15/18	600,000	667,560
GTP Cellular Sites, LLC, 144A	3.721%	03/15/17	479,780	486,321
Qwest Corporation	6.500%	06/01/17	590,000	639,624
SBA Tower Trust, 144A	3.598%	04/15/18	750,000	749,335
				4,296,103
Utilities - 1.3%
Columbia Pipeline Group, Inc., 144A	2.450%	06/01/18	340,000	343,132
Otter Tail Corporation	9.000%	12/15/16	543,000	602,098
				945,230

Total Corporate Bonds (Cost $35,169,423)				$35,265,977

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.2%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.02% (c) (Cost $1,587,974)	1,587,974	$1,587,974

Total Investments at Value - 99.5% (Cost $70,203,103)		$70,374,994

Other Assets in Excess of Liabilities - 0.5%		344,271

Net Assets - 100.0%		$70,719,265

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933.  This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.
CV - Convertible Security.

(a)	Variable rate security. The rate shown is the effective interest rate as of May 31, 2015.
(b)	Step coupon.
(c)	The rate shown is the 7-day effective yield as of May 31, 2015.

See accompanying notes to Schedules of Investments.

FIRST WESTERN FUNDS TRUST
NOTES TO SCHEDULES OF INVESTMENTS
May 31, 2015 (Unaudited)

1.  Securities Valuation

The securities of First Western Fixed Income Fund and First Western Short Duration Bond Fund (the “Funds”) are generally valued using prices provided by an independent pricing service approved by the Funds’ Board of Trustees (the “Board”).  The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices.  The methods used by the independent pricing service and the quality of valuations so established are reviewed by First Western Capital Management Company (the Funds’ investment adviser) under the general supervision of the Board.

In the event that market prices are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value using procedures approved by the Board.  Investments in registered investment companies are reported at their respective net asset values as reported by those companies.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurement.

Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

Fixed income securities held by the Funds are classified as Level 2 since values are typically provided by an independent pricing service that utilizes various “other significant observable inputs,” including benchmark yields, reported trades, broker dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data and industry and market events.  The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2015:

First Western Fixed Income Fund:
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$5,602,134	$-	$5,602,134
U.S. Government Agency Obligations	-	3,013,388	-	3,013,388
Mortgage-Backed Securities	-	27,687,969	-	27,687,969
Municipal Bonds	-	1,744,947	-	1,744,947
Asset-Backed Securities	-	2,099,830	-	2,099,830
Corporate Bonds	-	24,865,685	-	24,865,685
Money Market Funds	927,106	-	-	927,106
Total	$927,106	$65,013,953	$-	$65,941,059

FIRST WESTERN FUNDS TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

First Western Short Duration Bond Fund:
	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$-	$31,803,941	$-	$31,803,941
Municipal Bonds	-	1,546,462	-	1,546,462
Asset-Backed Securities	-	170,640	-	170,640
Corporate Bonds	-	35,265,977	-	35,265,977
Money Market Funds	1,587,974	-	-	1,587,974
Total	$1,587,974	$68,787,020	$-	$70,374,994

As of May 31, 2015, the Funds did not have any transfers into and out of any Level. In addition, the Funds did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of May 31, 2015.  It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.  Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.  Federal Income Tax Information

The following information is computed on a tax basis for each item as of May 31, 2015:

	First Western	First Western
	Fixed Income	Short Duration
	Fund	Bond Fund

Cost of portfolio investments	$65,307,746	$70,203,103

Gross unrealized appreciation	$918,432	$408,233
Gross unrealized depreciation	(285,119)	(236,342)

Net unrealized appreciation	$633,313	$171,891

4.  Risks Associated with Mortgage-Backed Securities

The Funds invest in mortgage-backed securities which are subject to greater prepayment risk, especially when interest rates decline.  Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any fixed-income security with an embedded call option may be prepaid at any time, which could reduce yield and market value.  This could reduce the effective maturity of a mortgage backed security and cause the Funds to reinvest their assets at a lower prevailing interest rate.  Mortgage-backed securities are subject to extension risk which is the risk that rising interest rates will increase the effective maturity of mortgage-backed securities due to the deceleration of prepayments.  Mortgage-backed securities may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values.  The Funds’ investments in collateralized mortgage obligations are subject to default risk, prepayment and extension risk and market risk when interest rates rise. As of May 31, 2015, First Western Fixed Income Fund and First Western Short Duration Bond Fund have 41.7% and 45.0%, respectively, of the value of their net assets invested in mortgage-backed securities.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The First Western Funds Trust

By (Signature and Title)*		/s/ Debra Silversmith
Debra Silversmith, President

Date	July 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Debra Silversmith
Debra Silversmith, President

Date	July 30, 2015

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	July 30, 2015

* Print the name and title of each signing officer under his or her signature.